Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Schwab 1000 Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	24.46%	14.06%	12.68%
Schwab 1000 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.10%	13.58%	11.83%
Schwab 1000 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.73%	11.20%	10.25%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Schwab 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.10%	12.77%